Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	WILLIAMSBURG INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000842512
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2011
Prospectus Date	rr_ProspectusDate	Aug. 01, 2011
Davenport Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY Davenport Core Fund
Investment objective:	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Core Fund is long term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Davenport Core Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Davenport Core Fund will invest at least 80% of its net assets in common stocks. The Advisor will invest in common stocks of companies that show strong growth potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for strong growth, the Advisor will focus on several criteria, including, among other things:

•	price-earnings ratios

•	rate of earnings growth

•	depth of management

•	past financial stability

•	the present and projected position within a company’s industry

•	dividend record

The Advisor attempts to control risk through diversification among major market sectors. The Advisor does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.”

A security will be sold when the Advisor believes it no longer has the potential for strong growth, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, or when more attractive opportunities become available.

Risk, Heading	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Davenport Core Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less mature and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Small Company Risk. While small, unseasoned companies generally have potential for rapid growth, they often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of smaller companies may be subject to greater price fluctuations.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The securities selected by the Advisor may not appreciate in value as expected.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Davenport Core Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Davenport Core Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 5.26%.

During the periods shown in the bar chart, the highest return for a quarter was 14.40% during the quarter ended June 30, 2009 and the lowest return for a quarter was -20.67% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return through June 30, 2011
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	5.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.67%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Core Fund | Davenport Core Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAVPX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	318
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	552
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,225
2001	rr_AnnualReturn2001	(11.49%)
2002	rr_AnnualReturn2002	(16.28%)
2003	rr_AnnualReturn2003	25.21%
2004	rr_AnnualReturn2004	11.43%
2005	rr_AnnualReturn2005	4.59%
2006	rr_AnnualReturn2006	12.98%
2007	rr_AnnualReturn2007	13.13%
2008	rr_AnnualReturn2008	(35.65%)
2009	rr_AnnualReturn2009	25.07%
2010	rr_AnnualReturn2010	15.20%
One Year	rr_AverageAnnualReturnYear01	15.20%
Five Years	rr_AverageAnnualReturnYear05	3.46%
Ten Years	rr_AverageAnnualReturnYear10	2.51%
Davenport Core Fund | Davenport Core Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.09%
Five Years	rr_AverageAnnualReturnYear05	2.80%
Ten Years	rr_AverageAnnualReturnYear10	2.12%
Davenport Core Fund | Davenport Core Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.02%
Five Years	rr_AverageAnnualReturnYear05	2.92%
Ten Years	rr_AverageAnnualReturnYear10	2.11%
Davenport Core Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Davenport Value & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Davenport Value & Income Fund
Investment objective:	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Value & Income Fund is to achieve long term growth while generating current income through dividend payments on portfolio securities.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Davenport Value & Income Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	10.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Davenport Value & Income Fund will invest primarily in common stocks of companies that have attractive valuations and dividend growth potential. The Advisor seeks to identify companies that may be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. The Fund may also invest in special situation companies that have experienced significant difficulties but are believed to have favorable prospects for recovery. The Advisor also seeks to identify companies whose dividends have the potential to yield significantly more than the dividends on the S&P 500 Index overall. The Advisor will assess the sustainability of a company’s dividend payments by analyzing its dividend history, its competitive position and industry dynamics. The Advisor uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In selecting investments for the Fund, the Advisor will focus on companies that exhibit one or more of the following characteristics:

•	attractive valuation based on intrinsic, absolute and relative value

•	dividend yields greater than the market or the relevant sector or industry

•	history of growing dividends with the likelihood of sustainable dividend growth

•	an attractive business model, sound balance sheet and a disciplined management team

The Advisor attempts to control risk through diversification among major market sectors. The Advisor does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of exchange traded funds (“ETFs”) if the Advisor believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.” The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs, as well as emerging market ETFs.

A security will be sold when the Advisor believes it no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, or when more attractive opportunities become available.

Risk, Heading	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Davenport Value & Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less mature and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Small Company Risk. Small, unseasoned companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of smaller companies may be subject to greater price fluctuations.

Exchange Traded Fund Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Investment Style and Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income. The Fund’s value style may go out of favor with investors and the securities selected by the Advisor may not appreciate in value as expected.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Davenport Value & Income Fund does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will then be updated to provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Davenport Value & Income Fund does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will then be updated to provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Davenport Value & Income Fund | Davenport Value & Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVIPX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	144
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	446
Davenport Equity Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Davenport Equity Opportunities Fund
Investment objective:	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Equity Opportunities Fund is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Davenport Equity Opportunities Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	6.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Davenport Equity Opportunities Fund’s net assets (including the amount of any borrowings for investment purposes, although the Fund does not currently intend to borrow for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. The Fund will invest primarily in common stocks of medium and small capitalization companies. The Advisor defines medium capitalization companies as those whose market capitalization, at the time of purchase, is between $2 billion and $10 billion and defines small cap companies as those whose market capitalization, at the time of purchase, is between $300 million and $2 billion. The Fund will invest in common stocks of companies that, in the Advisor’s opinion, show strong growth potential, have strong and focused management, solid balance sheets and a history of proven results. The Advisor uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In determining whether a company has the potential for strong growth, the Advisor will focus on companies that exhibit one or more of the following characteristics:

•	Evidence of Financial Strength – The company has a consistent generation of free cash flow, a strong balance sheet, a high return on invested capital and the ability to grow revenues.

•	Pricing Flexibility – The company has the ability to adjust its prices independent of competitive forces.

•	Competitive Advantage – The company has a significant niche in its market and competitive barriers that do not easily allow competition.

•	Disciplined Management – The company has an experienced and sound management team that is focused on building value.

•	Attractive Valuation – The company is selling at a low price relative to its assets, earnings, cash flow or business franchise. This may be determined by its price-earnings ratio, price-book ratio or price-sales ratio.

The Fund may also invest in special situation companies that have fallen out of favor with the market but are believed to offer favorable risk-adjusted returns. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds or spin-offs), a restructuring of assets, or a reduction of free cash flow. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure. The Advisor attempts to control risk through diversification among major market sectors, but may overweight a position if it has a strong conviction about its potential for capital appreciation.

The Fund may invest in shares of ETFs if the Advisor believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Advisor’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in foreign markets that the Advisor considers to be “emerging markets.” The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs, as well as emerging market ETFs.

A security will be sold when the Advisor believes it no longer has the potential for strong growth, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, or when more attractive opportunities become available.

Risk, Heading	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Davenport Equity Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to inherent market risks and fluctuations. Stocks may fluctuate in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Investments in emerging markets, which include Africa, parts of Europe and much of Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in developing countries are less mature and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations, or of instability and upheaval, that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some developing countries.

Small and Medium Capitalization Risk. Investing in small and medium capitalization companies involves greater risk than is customarily associated with larger, more established companies. These companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In addition, in many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small and medium capitalization companies may be subject to greater price fluctuations. These risks may be more pronounced for investments in small capitalization companies.

Exchange Traded Fund Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Investment Style and Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The securities selected by the Advisor may not appreciate in value as expected.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Davenport Equity Opportunities Fund does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will then be updated to provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Davenport Equity Opportunities Fund does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will then be updated to provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEOPX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	397
FBP Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY FBP VALUE FUND
Investment objective:	rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the FBP Value Fund are long term growth of capital
Secondary objectives	rr_ObjectiveSecondaryTextBlock	with current income as a secondary objective.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Value Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	25.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The FBP Value Fund seeks to achieve its objectives by investing in a diversified portfolio comprised primarily of equity securities. Under normal circumstances, equity securities will comprise at least 80% of the Fund’s net assets. The Fund intends to remain substantially fully invested at all times.

The Adviser seeks to acquire securities of companies which, in its judgment, are significantly undervalued in the securities markets. These include companies that the Adviser believes have reached the low point of their business cycle and have, as a result, fallen out of favor with most of the investment community. Such companies must, in the Adviser’s assessment, possess the capability to achieve full recovery of business and economic viability, as well as favor within the investment community, within a typical time frame of 3 to 4 years.

Securities of recovering companies will normally comprise the majority of the equity securities held by the Fund. Such companies will be evidencing varying degrees of recovery from their business cycle low points and the investment community will, in varying degrees, be recognizing this recovery. Recognition may take many forms, some of which may be: favorable research reports and purchase recommendations by brokerage firms and other investment professionals, renewed institutional interest through reported large block purchase transactions, and/or favorable market price movements relative to the stock market as a whole. Such securities are considered by the Adviser to have attractive potential for long term capital appreciation and growth.

Securities of recovered companies may also be held by the Fund. These once undervalued issues are now at or near the top of the Adviser’s growth and price expectations, have generally achieved renewed favor of the investment community and are, generally, candidates for the option writing activities described below or for other disposition in order to realize their capital gains potential.

Equity Securities. The Fund invests in a variety of companies, industries and economic sectors to seek the best opportunities for capital appreciation and growth with moderate risk. The Fund will primarily be invested in securities of the 1,000 largest domestic companies having operating histories of 10 years or longer. Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality.

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities. The Fund writes options only for hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will not exceed 25% of the Fund’s net assets.

Sell Strategy. While portfolio securities are generally acquired for the long term, they will be sold when the Adviser believes that:

•	the anticipated price appreciation has been achieved or is no longer probable;

•	alternate investments offer superior total return prospects; or

•	the risk of decline in market value has increased.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The FBP Value Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate change and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. There can be no assurance that the Adviser will be correct in its expectations of recovery for the equity securities selected for the Fund’s portfolio. Undervalued securities selected by the Adviser may continue to be undervalued for long periods of time and “out of favor” companies may never regain a favorable position in the market.

Investment Style Risk. Investments in undervalued companies may underperform other types of investments, such as growth investments, when a growth style of investing is in favor with the market.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Value Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Value Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1127
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 1.31%.

During the periods shown in the bar chart, the highest return for a quarter was 21.62% during the quarter ended September 30, 2009 and the lowest return for a quarter was -26.26% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	1.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.26%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FBP Value Fund | FBP Value Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBPEX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	121
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	378
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	654
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,443
2001	rr_AnnualReturn2001	11.38%
2002	rr_AnnualReturn2002	(21.71%)
2003	rr_AnnualReturn2003	31.92%
2004	rr_AnnualReturn2004	10.81%
2005	rr_AnnualReturn2005	5.85%
2006	rr_AnnualReturn2006	17.67%
2007	rr_AnnualReturn2007	(7.00%)
2008	rr_AnnualReturn2008	(42.31%)
2009	rr_AnnualReturn2009	36.09%
2010	rr_AnnualReturn2010	9.98%
One Year	rr_AverageAnnualReturnYear01	9.98%
Five Years	rr_AverageAnnualReturnYear05	(1.13%)
Ten Years	rr_AverageAnnualReturnYear10	2.46%
FBP Value Fund | FBP Value Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.85%
Five Years	rr_AverageAnnualReturnYear05	(1.80%)
Ten Years	rr_AverageAnnualReturnYear10	1.94%
FBP Value Fund | FBP Value Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.63%
Five Years	rr_AverageAnnualReturnYear05	(0.87%)
Ten Years	rr_AverageAnnualReturnYear10	2.11%
FBP Value Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
FBP Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FBP BALANCED FUND
Investment objective:	rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of the FBP Balanced Fund are long term capital appreciation and current income, assuming a moderate level of investment risk.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the FBP Balanced Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The FBP Balanced Fund seeks to achieve its objectives by investing in a portfolio of both equity and fixed income securities. Equity securities are acquired primarily for capital appreciation or a combination of capital appreciation and income. Fixed income securities are acquired primarily for their income return and secondarily for capital appreciation. The percentage of assets invested in equity securities and fixed income securities will vary from time to time depending upon the Adviser’s judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. In an attempt to reduce overall portfolio risk, provide stability, and meet its working capital needs, the Adviser may allocate a portion of the Fund’s assets to money market instruments. Depending upon the Adviser’s determination of market and economic conditions, investment emphasis may be placed on equity securities, fixed income securities or money market instruments as reflected in the table below:

% of Net Assets
Equity Securities	40-75%
Fixed Income Securities	25-50%
Money Market Instruments	0-35%

The Adviser believes that, by utilizing the investment policies described herein, the Fund’s net asset value may not rise as rapidly or as high as the stock market (as represented by the S&P 500 Index) during rising market cycles, but that during declining market cycles, the Fund would not suffer as great a decline as the S&P 500 Index.

Equity Securities. The Fund invests in a variety of companies, industries and economic sectors to seek the best opportunities for capital appreciation and growth with moderate risk. The Fund’s equity investments will primarily consist of securities of the 1,000 largest domestic companies having operating histories of 10 years or longer. Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including straight preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality.

The Adviser seeks to acquire securities of companies which, in its judgment, are significantly undervalued in the securities markets. Such securities will be of companies that the Adviser believes have reached the low point of their business cycle and have, as a result, fallen out of favor with most of the investment community. Such companies must, in the Adviser’s assessment, possess the capability to achieve full recovery of business and economic viability, as well as favor within the investment community, within a typical time frame of 3 to 4 years.

Securities of recovering companies will normally comprise the majority of the equity securities held by the Fund. Such companies will be evidencing varying degrees of recovery from their business cycle low points and the investment community will, in varying degrees, be recognizing this recovery. Recognition may take many forms, some of which may be: favorable research reports and purchase recommendations by brokerage firms and other investment professionals, renewed institutional interest through reported large block purchase transactions, and/or favorable market price movements relative to the stock market as a whole. Such securities are considered by the Adviser to have attractive potential for long term capital appreciation and growth.

Securities of recovered companies may also be held by the Fund. These once undervalued issues are now at or near the top of the Adviser’s growth and price expectations, have generally achieved renewed favor of the investment community and are, generally, candidates for the option writing activities described below or for other disposition in order to realize their capital gains potential.

Covered Call Options. When the Adviser believes that individual equity securities held by the Fund are approaching the top of the Adviser’s growth and price expectations, covered call options may be written (sold) against such securities. The Fund writes options only for hedging purposes and not for speculation. The Fund will only write options that are issued by the Options Clearing Corporation and listed on a national securities exchange. The aggregate value of the underlying obligations will not exceed 25% of the Fund’s net assets.

Fixed Income Selection. Fixed income securities include corporate debt obligations and U.S. Government obligations. The Fund will generally invest in securities that mature within 1 to 10 years from their date of purchase except when, in the Adviser’s opinion, long term interest rates are expected to be in a declining trend, in which case maturities may be extended longer.

•	Corporate Debt Obligations will consist primarily of “investment grade” securities rated in one of the four highest rating categories by a nationally recognized rating agency, or, if not rated, are of equivalent quality in the opinion of the Adviser. The Adviser may acquire debt obligations of companies and/or industries at the low point of their business cycle in an effort to achieve capital appreciation. The quality ratings of these companies have often been downgraded by a rating agency, generally resulting in reduced prices for such securities. The Adviser will acquire such securities after a downgrading when it believes that the company’s financial condition (and therefore its quality ratings) will improve. Such downgraded securities will usually be rated less than “A” by a rating agency.

•	U.S. Government Obligations include direct obligations of the U.S. Treasury and securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, including mortgage-backed obligations.

Money Market Instruments. Money market instruments mature in 13 months or less from their date of purchase and will be rated in the highest category by a nationally recognized rating agency.

Sell Strategy. While portfolio securities are generally acquired for the long term, they will be sold when the Adviser believes that:

•	the anticipated price appreciation has been achieved or is no longer probable;

•	alternate investments offer superior total return prospects; or

•	the risk of decline in market value has increased.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The FBP Balanced Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. To the extent a significant portion of the Fund’s portfolio is invested in equity securities, the return on and value of an investment in the Fund will fluctuate in response to stock market movements, and it can be expected that the Fund’s net asset value will be subject to greater fluctuation than a portfolio consisting of mostly fixed income securities. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including: interest rates, general bond market conditions, the maturity of the security and the creditworthiness of an issuer.

•	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Generally when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline.

•	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Credit Risk. The value of the Fund’s fixed income securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due. Corporate debt obligations rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities.

While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

•	Mortgage-Related Securities Risk. Mortgage-backed obligations are subject to certain risks, including the risk that payments from the pool of loans underlying a mortgage-backed obligation may not be enough to meet the monthly payments of the mortgage-backed obligation. Mortgage-backed obligations are also subject to the risk that prepayments or foreclosures will shorten the life of the pool of mortgages underlying the securities and may expose the Fund to a lower rate of return upon reinvestment of principal.

•	Risks Associated with Credit Ratings. A rating by a nationally recognized rating agency represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

•	Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The investment results of the Fund depend upon the ability of the Adviser to correctly anticipate the relative performance of equity and fixed income securities of varying maturities. There can be no assurance that the Adviser will be successful in actively allocating the Fund’s investments or that the Adviser will be correct in its expectations of recovery for the equity securities selected for the Fund’s portfolio. Undervalued securities selected by the Adviser may continue to be undervalued for long periods of time and “out of favor” companies may never regain a favorable position in the market.

Investment Style Risk. Investments in undervalued companies may underperform other types of investments, such as growth investments, when a growth style of investing is in favor with the market.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Balanced Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Lipper Balanced Fund Index is included as an additional comparative index because it represents the average returns of funds that maintain a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1127.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the FBP Balanced Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Lipper Balanced Fund Index is included as an additional comparative index because it represents the average returns of funds that maintain a balanced portfolio of at least 50% in equity securities and at least 25% in fixed income securities.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1127
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 1.87%.

During the periods shown in the bar chart, the highest return for a quarter was 15.02% during the quarter ended September 30, 2009 and the lowest return for a quarter was -18.32% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	1.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.32%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FBP Balanced Fund | FBP Balanced Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBPBX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	106
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	331
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	574
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,271
2001	rr_AnnualReturn2001	9.92%
2002	rr_AnnualReturn2002	(13.72%)
2003	rr_AnnualReturn2003	24.91%
2004	rr_AnnualReturn2004	8.04%
2005	rr_AnnualReturn2005	4.16%
2006	rr_AnnualReturn2006	13.66%
2007	rr_AnnualReturn2007	(2.79%)
2008	rr_AnnualReturn2008	(30.14%)
2009	rr_AnnualReturn2009	28.72%
2010	rr_AnnualReturn2010	8.91%
One Year	rr_AverageAnnualReturnYear01	8.91%
Five Years	rr_AverageAnnualReturnYear05	1.59%
Ten Years	rr_AverageAnnualReturnYear10	3.73%
FBP Balanced Fund | FBP Balanced Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.59%
Five Years	rr_AverageAnnualReturnYear05	0.81%
Ten Years	rr_AverageAnnualReturnYear10	2.79%
FBP Balanced Fund | FBP Balanced Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.12%
Five Years	rr_AverageAnnualReturnYear05	1.25%
Ten Years	rr_AverageAnnualReturnYear10	2.95%
FBP Balanced Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
FBP Balanced Fund | Lipper Balanced Fund Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.90%
Five Years	rr_AverageAnnualReturnYear05	3.91%
Ten Years	rr_AverageAnnualReturnYear10	3.71%
Government Street Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY THE GOVERNMENT STREET EQUITY FUND
Investment objective:	rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of The Government Street Equity Fund is to seek capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Government Street Equity Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of The Government Street Equity Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. Common stocks may also include securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) or through investments in ETFs that invest primarily in common stocks of foreign companies. The Fund will invest primarily in companies that are broadly diversified among economic sectors and industries and whose market capitalizations approximate the range of market capitalizations of the Standard & Poor’s 500 Index. The market capitalizations of the companies included in the Standard & Poor’s Index ranged from $1.6 billion to $417.2 billion as of March 31, 2011.

The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund’s portfolio holdings are typically diversified among a variety of economic sectors and the Adviser employs a variety of investment techniques, as described below.

The process for selecting common stocks begins with a list of large capitalization common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 150 to 300 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category (depending upon their respective price/book values). Each category (“growth” or “value”) is then sorted into the ten economic sector weightings of the S&P 500 Index. These twenty categories of stocks serve as the basis for the diversification that is inherent in the portfolio.

The Fund may invest in shares of ETFs if the Adviser believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs.

The Fund may invest in foreign issuers in the form of American Depositary Receipts (“ADRs”) or through investments in ETFs that invest primarily in common stocks of foreign companies. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ETFs that invest primarily in foreign companies may include regional and/or country specific ETFs, as well as emerging market ETFs. The Fund will invest in foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective. The Fund may invest up to 25% of its net assets in foreign issuers.

The Fund may commit up to 20% of its net assets to other investments if the Adviser believes it is advisable to manage the overall risk/return characteristics of the portfolio with broader diversification. These may include writing covered call options, investing in fixed income securities (including ETFs) and investing in securities (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Government Street Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Exchange Traded Fund Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Foreign Securities Risk. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investment in foreign securities involves risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries.

The risks of foreign investing are of greater concern in the case of investments in emerging markets. Emerging market countries may have economic structures that are generally less diverse and mature than the economies of developed countries and may have unstable governments that are subject to sudden change. The markets of developing countries may have more frequent and larger price changes than those of developed countries.

Commodities Market Risk. Investing in instruments whose performance is linked to the price of an underlying commodity or commodity index exposes the Fund to the risks of investing in physical commodities. These risks include regulatory, economic, monetary and political developments, weather events and natural disasters, import controls and worldwide competition, exploration and production spending, tax and other governmental regulations and market disruptions. Commodities may be subject to greater price volatility than investments in traditional securities.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1125
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 7.26%.

During the periods shown in the bar chart, the highest return for a quarter was 18.54% during the quarter ended June 30, 2009 and the lowest return for a quarter was –23.09% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	7.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.09%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Street Equity Fund | Government Street Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVEQX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	97
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	303
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	525
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,166
2001	rr_AnnualReturn2001	(13.01%)
2002	rr_AnnualReturn2002	(21.30%)
2003	rr_AnnualReturn2003	28.11%
2004	rr_AnnualReturn2004	9.28%
2005	rr_AnnualReturn2005	5.00%
2006	rr_AnnualReturn2006	9.28%
2007	rr_AnnualReturn2007	7.58%
2008	rr_AnnualReturn2008	(36.57%)
2009	rr_AnnualReturn2009	28.00%
2010	rr_AnnualReturn2010	16.89%
One Year	rr_AverageAnnualReturnYear01	16.89%
Five Years	rr_AverageAnnualReturnYear05	2.21%
Ten Years	rr_AverageAnnualReturnYear10	1.17%
Government Street Equity Fund | Government Street Equity Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.70%
Five Years	rr_AverageAnnualReturnYear05	1.54%
Ten Years	rr_AverageAnnualReturnYear10	0.74%
Government Street Equity Fund | Government Street Equity Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.21%
Five Years	rr_AverageAnnualReturnYear05	1.87%
Ten Years	rr_AverageAnnualReturnYear10	0.94%
Government Street Equity Fund | STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Government Street Mid-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE GOVERNMENT STREET MID-CAP FUND
Investment objective:	rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of The Government Street Mid-Cap Fund is to seek capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Government Street Mid-Cap Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Government Street Mid-Cap Fund’s portfolio consists primarily of the common stocks of medium capitalization (“mid-cap”) companies that are broadly diversified among economic sectors and industries. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of mid-cap companies and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks of mid-cap companies. Common stocks may also include shares of foreign issuers in the form of American Depositary Receipts (“ADRs”) or through investments in ETFs that invest primarily in common stocks of foreign companies. The Adviser defines “mid-cap” companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of $500 million to $8 billion at the time of purchase. The market capitalization of the companies in the Fund’s portfolio changes over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above or decreases below this range.

The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund’s portfolio holdings are typically diversified among a variety of economic sectors and the Adviser employs a variety of investment techniques, as described below.

The process for selecting common stocks begins with a list of approximately 450 mid-cap common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 400 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category (depending upon their respective price/book values). Each category (“growth” or “value”) is then sorted into ten economic sector weightings. These twenty categories of stocks serve as the basis for the diversification that is inherent in the portfolio.

The Fund may invest in shares of ETFs if the Adviser believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs.

The Fund may invest in foreign issuers in the form of American Depositary Receipts (“ADRs”) or through investments in ETFs that invest primarily in common stocks of foreign companies. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ETFs that invest primarily in foreign companies may include regional and/or country specific ETFs, as well as emerging market ETFs. The Fund will invest in foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective. The Fund may invest up to 25% of its net assets in foreign issuers.

The Fund may commit up to 20% of its net assets in other investments if the Adviser believes it is advisable to manage the overall risk/return characteristics of the portfolio with broader diversification. These may include writing covered call options, investing in fixed income securities (including ETFs) and investing in securities (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of mid-cap companies and shares of exchange traded funds ("ETFs") that invest primarily in common stocks of mid-cap companies.
Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Government Street Mid-Cap Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Mid-Cap Risk. Mid-cap companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations.

Exchange Traded Fund Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF.

Foreign Securities Risk. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. Investment in foreign securities involves risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries.

The risks of foreign investing are of greater concern in the case of investments in emerging markets. Emerging market countries may have economic structures that are generally less diverse and mature than the economies of developed countries and may have unstable governments that are subject to sudden change. The markets of developing countries may have more frequent and larger price changes than those of developed countries.

Commodities Market Risk. Investing in instruments whose performance is linked to the price of an underlying commodity or commodity index exposes the Fund to the risks of investing in physical commodities. These risks include regulatory, economic, monetary and political developments, weather events and natural disasters, import controls and worldwide competition, exploration and production spending, tax and other governmental regulations and market disruptions. Commodities may be subject to greater price volatility than investments in traditional securities.

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security.

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Mid-Cap Fund. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 and 5 years and the period since its inception compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Mid-Cap Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1125
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 8.37%.

During the periods shown in the bar chart, the highest return for a quarter was 16.72% during the quarter ended September 30, 2009 and the lowest return for a quarter was –21.67% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	8.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.67%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Street Mid-Cap Fund | Government Street Mid-Cap Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVMCX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	118
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	368
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	638
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,409
2004	rr_AnnualReturn2004	13.55%
2005	rr_AnnualReturn2005	13.99%
2006	rr_AnnualReturn2006	5.60%
2007	rr_AnnualReturn2007	11.42%
2008	rr_AnnualReturn2008	(35.46%)
2009	rr_AnnualReturn2009	32.01%
2010	rr_AnnualReturn2010	23.87%
One Year	rr_AverageAnnualReturnYear01	23.87%
Five Years	rr_AverageAnnualReturnYear05	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003
Government Street Mid-Cap Fund | Government Street Mid-Cap Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	23.82%
Five Years	rr_AverageAnnualReturnYear05	5.00%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003
Government Street Mid-Cap Fund | Government Street Mid-Cap Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.58%
Five Years	rr_AverageAnnualReturnYear05	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003
Government Street Mid-Cap Fund | STANDARD & POOR'S MID-CAP 400 INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	26.64%
Five Years	rr_AverageAnnualReturnYear05	5.73%
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003
Alabama Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE ALABAMA TAX FREE BOND FUND
Investment objective:	rr_ObjectiveHeading	What is the Fund’s investment objective?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of The Alabama Tax Free Bond Fund are to provide current income exempt from federal income taxes and from the personal income taxes of Alabama and to preserve capital.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Alabama Tax Free Bond Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Alabama Tax Free Bond Fund invests primarily (under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes) in municipal bonds, notes and other debt instruments the interest on which is exempt from federal income taxes, including the alternative minimum tax, and from the personal income taxes of Alabama. Alabama tax-exempt obligations are issued primarily by Alabama, its political subdivisions, municipalities, agencies, instrumentalities or public authorities and other qualifying issuers.

The Adviser will select municipal bonds and/or notes based upon the overall credit quality of the issuer, the security’s relative interest rate as compared to other securities of comparable maturity, and call features. The Fund’s fixed income securities may include floating rate securities and prerefunded bonds. Floating rate securities adjust their effective interest rate at predetermined periodic intervals. Prerefunded bonds have been refinanced by their issuers and their payment is funded from securities in a designated escrow account that holds U.S. Treasury securities. The Fund may invest up to 20% of its net assets in municipal obligations the interest on which is subject to the alternative minimum tax.

The securities in the Fund’s portfolio will be rated at the time of purchase in the 3 highest rating categories (“A” or better) by any of the nationally recognized statistical rating organizations (“NRSROs”), or unrated municipal securities that the Adviser determines are of comparable quality. Although the Adviser utilizes the ratings of the NRSROs as a factor in establishing creditworthiness, it relies primarily upon its own analysis of factors in establishing creditworthiness. In the event that the rating of a security held by the Fund is downgraded and is no longer rated among the 3 highest rating categories by any of the NRSROs, the Adviser has the discretion to determine whether the security will be sold or retained by the Fund. A security may also be sold due to changes in market conditions or changes in the Adviser’s interest rate forecasts or outlook.

Under normal circumstances, the Fund’s weighted average maturity is expected to be between 3 and 10 years, depending on the Adviser’s market interest rate forecasts.

The Fund is non-diversified and therefore may invest in a fewer number of issuers than a diversified fund.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Alabama Tax Free Bond Fund invests primarily (under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes) in municipal bonds, notes and other debt instruments the interest on which is exempt from federal income taxes, including the alternative minimum tax, and from the personal income taxes of Alabama.
Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Alabama Tax Free Bond Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of Alabama tax-exempt obligations will fluctuate based on a variety of factors, including: interest rates, the general condition of the municipal bond market; the size of the particular offering; the maturity of the obligation; and the rating of the issue. In addition, Alabama tax-exempt obligations can experience downturns in trading activity and the supply of such securities may exceed the demand in the market. During such periods, the spread can widen between the price at which a security can be purchased and the price at which it can be sold. Economic and other events (whether real or perceived) can reduce the demand for certain municipal bonds which may reduce market prices and cause the value of the Fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted.

Interest Rate Risk. The return on and value of an investment in the Fund will fluctuate with changes in interest rates. Generally, when interest rates rise, the value of the Fund’s portfolio securities can be expected to decline.

Maturity Risk. The value of the Fund’s portfolio securities is also dependent on their maturity. Generally, the longer the maturity of a security, the greater its sensitivity to changes in interest rates.

Credit Risk. The value of the Fund’s portfolio securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due.

Risks Associated with Credit Ratings. A rating by an NRSRO represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of NRSROs present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the municipal market. The secondary market for certain municipal obligations tends to be less well developed or liquid than many other securities markets which may impact the Fund’s ability to sell these securities at or near their perceived value. Less liquid securities can become more difficult to value and be subject to erratic price movements.

Concentration Risk. Since the Fund concentrates its investments in Alabama municipal obligations, an investment in the Fund may be adversely affected by factors that impact the Alabama economy or its political, geographic and demographic conditions. Alabama’s economy relies heavily on the textile, automobile, aerospace and forest products industries, all of which may be affected by cyclical changes. Alabama’s job losses during the recession have been steeper than the nation, partly due to its struggling automotive manufacturing industry, and its recovery pace is expected to be slower than the nation as a whole.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or in securities issued by entities having similar characteristics, the value of the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

Tax Risk. There is a risk that substantial changes in federal or state income tax laws could cause municipal bond prices to decline. Certain Alabama constitutional amendments, legislative measures, executive orders, administrative regulations and vote initiatives could result in adverse consequences affecting Alabama municipal obligations.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or in securities issued by entities having similar characteristics, the value of the Fund's shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Alabama Tax Free Bond Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Barclays Capital 3-Year Municipal Bond Index is included as an additional comparative index because under normal circumstances, the Fund’s weighted average maturity could be as low as 3 years. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Alabama Tax Free Bond Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Barclays Capital 3-Year Municipal Bond Index is included as an additional comparative index because under normal circumstances, the Fund's weighted average maturity could be as low as 3 years.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1125
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 2.07%.

During the periods shown in the bar chart, the highest return for a quarter was 3.88% during the quarter ended September 30, 2002 and the lowest return for a quarter was –1.78% during the quarter ended June 30, 2004.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.78%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Alabama Tax-Free Bond Fund | Alabama Tax-Free Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALABX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	80
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	249
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	433
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	966
2001	rr_AnnualReturn2001	4.36%
2002	rr_AnnualReturn2002	8.42%
2003	rr_AnnualReturn2003	3.23%
2004	rr_AnnualReturn2004	1.63%
2005	rr_AnnualReturn2005	0.93%
2006	rr_AnnualReturn2006	2.65%
2007	rr_AnnualReturn2007	4.04%
2008	rr_AnnualReturn2008	3.86%
2009	rr_AnnualReturn2009	3.84%
2010	rr_AnnualReturn2010	1.83%
One Year	rr_AverageAnnualReturnYear01	1.83%
Five Years	rr_AverageAnnualReturnYear05	3.24%
Ten Years	rr_AverageAnnualReturnYear10	3.46%
Alabama Tax-Free Bond Fund | Alabama Tax-Free Bond Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.83%
Five Years	rr_AverageAnnualReturnYear05	3.23%
Ten Years	rr_AverageAnnualReturnYear10	3.46%
Alabama Tax-Free Bond Fund | Alabama Tax-Free Bond Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.10%
Five Years	rr_AverageAnnualReturnYear05	3.23%
Ten Years	rr_AverageAnnualReturnYear10	3.45%
Alabama Tax-Free Bond Fund | BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Years	rr_AverageAnnualReturnYear05	5.17%
Ten Years	rr_AverageAnnualReturnYear10	5.15%
Alabama Tax-Free Bond Fund | BARCLAYS CAPITAL 3-YEAR MUNICIPAL BOND INDEX (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.81%
Five Years	rr_AverageAnnualReturnYear05	4.22%
Ten Years	rr_AverageAnnualReturnYear10	3.96%
Jamestown Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY THE JAMESTOWN BALANCED FUND
Investment objective:	rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objectives of The Jamestown Balanced Fund are long-term growth of capital and income.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Jamestown Balanced Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Jamestown Balanced Fund attempts to take advantage of the long-term capital growth and income opportunities available in the securities markets by investing in a portfolio of domestic equity and fixed income securities. The percentage of assets invested in equity and fixed income securities will vary from time to time depending upon the Advisor’s judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. The Advisor considers the investment goals of capital protection and low volatility when adjusting the Fund’s portfolio allocation between equity securities and fixed income securities. The Advisor believes that, by utilizing the investment policies described herein, the Fund’s net asset value may not rise as rapidly as the stock market (as represented by the S&P 500 Index) during rising market cycles, but that during declining market cycles, the Fund would not suffer as great a decline in its net asset value as the S&P 500 Index.

In making determinations of how to allocate the Fund’s portfolio between equity and fixed income securities, the Advisor uses a proprietary model that looks at the valuation of equity securities in absolute terms and relative to fixed income yields, interest rates, inflation, economic growth and sentiment measures. The allocation among equity and fixed income securities will normally range from a minimum of 25% to a maximum of 75% of the Fund’s net assets. The Fund will invest in a variety of companies, industries and economic sectors.

Equity Securities. Equity securities are acquired for capital appreciation or a combination of capital appreciation and income. Although the Fund’s equity securities will consist primarily of common stocks, it may also invest a portion of its assets in other equity securities, including preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Advisor to be of comparable quality. The Fund seeks financially strong, relatively large companies that offer above average earnings and relatively modest valuations. The Advisor uses a multi-factor screening process within a defined universe comprised of the stocks in the S&P 500 Index and the 50 largest capitalization stocks in the S&P 400 MidCap Index. The process emphasizes securities with the most compelling earnings and valuation profiles based upon a variety of characteristics, including earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and price/earnings ratios. An equity security may be sold when it no longer meets the Advisor’s investment criteria, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Fixed Income Securities. Fixed income securities are acquired for income and secondarily for capital appreciation. The Fund’s fixed income securities will include corporate debt obligations, U.S. Government securities, mortgage-related securities and other asset-backed securities. Corporate debt obligations will consist of “investment grade” securities rated in one of the four highest rating categories by any of the nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. U.S. Government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed as to interest and principal by agencies or instrumentalities of the U.S. Government, including those subject to repurchase agreements. Securities issued by agencies of the U.S. Government may include direct pass-through “certificates” representing undivided ownership interests in pools of mortgages.

The average maturity of the fixed income portion of the Fund’s portfolio will typically vary from 3 to 12 years. The average maturity of the portfolio will be shifted to reflect the Advisor’s assessment of changes in credit conditions, international currency markets, economic conditions, fiscal policy, monetary policy and political climate. A fixed income security may be sold due to changes in market conditions, interest rates, fiscal policies or the Advisor’s market outlook.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Jamestown Balanced Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. To the extent a significant portion of the Fund’s portfolio is invested in equity securities, the return on and value of an investment in the Fund will fluctuate in response to stock market movements, and it can be expected that the Fund’s net asset value will be subject to greater fluctuation than a portfolio consisting of mostly fixed income securities. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including: interest rates, general bond market conditions, the maturity of the security and the creditworthiness of an issuer.

•	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Generally when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline.

•	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

•	Credit Risk. The value of the Fund’s fixed income securities is also dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due. Corporate debt obligations rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities.

While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government, several are supported by the right of the issuer to borrow from the U.S. Government, and still others are supported only by the credit of the issuer itself. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

•	Mortgage-Related Securities Risk. Mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Fund to a lower rate of return upon reinvestment of principal.

•	Risks Associated with Credit Ratings. A rating by a nationally recognized rating agency represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

•	Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The Fund’s portfolio securities may not appreciate in value as expected. The investment results of the Fund depend upon the ability of the Advisor to correctly anticipate the relative performance of equity securities and fixed income securities of varying maturities. There can be no assurance that the Advisor will be successful in actively allocating the Fund’s investments.

Investment Style Risk. The Fund may not achieve the degree of capital appreciation that a portfolio investing solely in equity securities might achieve and may be subject to greater volatility than a portfolio investing solely in fixed income securities.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Balanced Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The 60% S&P 500 Index/40% Barclays Capital U.S. Intermediate Government/Credit Bond Index (a blended index) is included as an additional comparative index because it is representative of a balanced portfolio consisting of equity securities and fixed income securities. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Balanced Fund.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The 60% S&P 500 Index/40% Barclays Capital U.S. Intermediate Government/Credit Bond Index (a blended index) is included as an additional comparative index because it is representative of a balanced portfolio consisting of equity securities and fixed income securities.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1126
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 5.89%.

During the periods shown in the bar chart, the highest return for a quarter was 9.23% during the quarter ended June 30, 2003 and the lowest return for a quarter was -11.89% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	5.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Jamestown Balanced Fund | Jamestown Balanced Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAMBX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	397
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	686
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,511
2001	rr_AnnualReturn2001	(11.28%)
2002	rr_AnnualReturn2002	(10.41%)
2003	rr_AnnualReturn2003	16.42%
2004	rr_AnnualReturn2004	6.89%
2005	rr_AnnualReturn2005	5.00%
2006	rr_AnnualReturn2006	8.15%
2007	rr_AnnualReturn2007	10.90%
2008	rr_AnnualReturn2008	(22.43%)
2009	rr_AnnualReturn2009	12.90%
2010	rr_AnnualReturn2010	9.68%
One Year	rr_AverageAnnualReturnYear01	9.68%
Five Years	rr_AverageAnnualReturnYear05	2.87%
Ten Years	rr_AverageAnnualReturnYear10	1.81%
Jamestown Balanced Fund | Jamestown Balanced Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.33%
Five Years	rr_AverageAnnualReturnYear05	1.59%
Ten Years	rr_AverageAnnualReturnYear10	0.62%
Jamestown Balanced Fund | Jamestown Balanced Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.52%
Five Years	rr_AverageAnnualReturnYear05	2.14%
Ten Years	rr_AverageAnnualReturnYear10	1.15%
Jamestown Balanced Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Jamestown Balanced Fund | 60% S&P 500 Index/40% Barclays Capital U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.89%
Five Years	rr_AverageAnnualReturnYear05	4.11%
Ten Years	rr_AverageAnnualReturnYear10	3.57%
Jamestown Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE JAMESTOWN EQUITY FUND
Investment objective:	rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of The Jamestown Equity Fund is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Jamestown Equity Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	49.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Jamestown Equity Fund seeks to achieve its objective by investing in a diversified portfolio composed primarily of domestic equity securities. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including preferred stocks, convertible preferred stocks and convertible bonds, that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Advisor to be of comparable quality.

The Fund seeks financially strong, relatively large companies that offer above average earnings and relatively modest valuations. The Advisor uses a multi-factor screening process within a defined universe comprised of the stocks in the S&P 500 Index and the 50 largest capitalization stocks in the S&P 400 MidCap Index. The process emphasizes securities with the most compelling earnings and valuation profiles based upon a variety of characteristics, including earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and price/earnings ratios. The Fund will invest in a variety of companies, industries and economic sectors. A security may be sold when it no longer meets the Advisor’s investment criteria, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Jamestown Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. Stocks tend to move in cycles and may experience periods of turbulance and instability.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Credit Risk. Preferred stocks and bonds rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Management Risk. The Advisor’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Equity Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1126
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 7.85%.

During the periods shown in the bar chart, the highest return for a quarter was 13.61% during the quarter ended June 30, 2003 and the lowest return for a quarter was -20.50% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	7.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Jamestown Equity Fund | Jamestown Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAMEX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	115
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	359
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	622
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,375
2001	rr_AnnualReturn2001	(19.78%)
2002	rr_AnnualReturn2002	(20.90%)
2003	rr_AnnualReturn2003	23.66%
2004	rr_AnnualReturn2004	9.10%
2005	rr_AnnualReturn2005	6.72%
2006	rr_AnnualReturn2006	9.98%
2007	rr_AnnualReturn2007	13.62%
2008	rr_AnnualReturn2008	(35.32%)
2009	rr_AnnualReturn2009	17.43%
2010	rr_AnnualReturn2010	11.75%
One Year	rr_AverageAnnualReturnYear01	11.75%
Five Years	rr_AverageAnnualReturnYear05	1.18%
Ten Years	rr_AverageAnnualReturnYear10	(0.31%)
Jamestown Equity Fund | Jamestown Equity Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.64%
Five Years	rr_AverageAnnualReturnYear05	0.52%
Ten Years	rr_AverageAnnualReturnYear10	(0.90%)
Jamestown Equity Fund | Jamestown Equity Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.77%
Five Years	rr_AverageAnnualReturnYear05	1.01%
Ten Years	rr_AverageAnnualReturnYear10	(0.31%)
Jamestown Equity Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.06%
Five Years	rr_AverageAnnualReturnYear05	2.29%
Ten Years	rr_AverageAnnualReturnYear10	1.41%
Jamestown Tax-Exempt Virginia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
Investment objective:	rr_ObjectiveHeading	What are the Fund’s investment objectives?
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objectives of The Jamestown Tax Exempt Virginia Fund are to provide current income exempt from federal income taxes and from the personal income taxes of Virginia, to preserve capital, to limit credit risk and to take advantage of opportunities to increase income and enhance the value of your investment.

Fees and expenses of the fund:	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of The Jamestown Tax Exempt Virginia Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of The Jamestown Tax Exempt Virginia Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in Virginia tax-exempt securities and at least 80% of the Fund’s annual income will be exempt from federal income tax and excluded from the calculation of the federal alternative minimum tax. Virginia tax-exempt securities include general obligation bonds, revenue bonds, lease obligations, prerefunded obligations and certain types of industrial development bonds. The Fund may invest up to 20% of its assets in tax-exempt securities subject to the alternative minimum tax, but currently does not intend to invest in such securities.

The Advisor emphasizes a disciplined balance between sector selection and moderate portfolio duration shifts to enhance income and total return. The Fund will concentrate its investments in “high quality” bonds (rated in the three highest rating categories by any of the nationally recognized rating agencies, or unrated securities determined by the Advisor to be of comparable quality) and will invest in securities and market sectors that the Advisor believes are undervalued by the marketplace. The selection of undervalued bonds by the Advisor is based on, among other things, historical yield relationships, credit risk, market volatility and absolute levels of interest rates, as well as supply and demand factors. A security may be sold due to changes in market conditions or the Advisor’s market outlook.

The Fund will maintain at least 90% of its portfolio in bonds that are rated in the three highest rating categories (“A” or better) by any of the nationally recognized rating agencies. The Fund will limit its portfolio purchases to investment grade securities (securities which, in the Advisor’s opinion, have the characteristics of the four highest rating categories described by any of the nationally recognized rating agencies). The Fund intends to purchase bonds rated in the fourth highest rating category only, if in the Advisor’s opinion, these bonds have some potential to improve in value or credit rating.

The Fund’s portfolio duration will range between 2 and 10 years. The Advisor’s determination of optimal duration for the Fund is based on economic indicators, inflation trends, credit demands, monetary policy and global influences as well as psychological and technical factors.

The Fund is non-diversified and therefore may invest in fewer issuers than a diversified fund.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of The Jamestown Tax Exempt Virginia Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in Virginia tax-exempt securities and at least 80% of the Fund's annual income will be exempt from federal income tax and excluded from the calculation of the federal alternative minimum tax.
Risk, Heading	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk, Narrative	rr_RiskNarrativeTextBlock

The Jamestown Tax Exempt Virginia Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objectives. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of Virginia tax-exempt securities will fluctuate based on a variety of factors, including: interest rates, the general condition of the municipal bond market; the size of the particular offering; the maturity of the obligation; and the rating of the issue. In addition, Virginia tax-exempt securities can experience downturns in trading activity and the supply of such securities may exceed the demand in the market. During such periods, the spread can widen between the price at which a security can be purchased and the price at which it can be sold. Economic and other events (whether real or perceived) can reduce the demand for certain tax-exempt securities which may reduce market prices and cause the value of the Fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted.

Interest Rate Risk. The return on and value of an investment in the Fund will fluctuate with changes in interest rates. Generally, when interest rates rise, the value of the Fund’s portfolio securities can be expected to decline.

Maturity Risk. The value of the Fund’s portfolio securities is also dependent on their maturity. Generally, the longer the maturity of a security, the greater its sensitivity to changes in interest rates.

Credit Risk. The value of the Fund’s portfolio securities is dependent on the creditworthiness of the issuers of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due.

Risks Associated with Credit Ratings. A rating by a nationally recognized rating agency represents the agency’s opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Liquidity Risk. Liquidity risk is the risk that a security could not be sold at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets which may impact the Fund’s ability to sell these securities at or near their perceived value. Less liquid securities can become more difficult to value and be subject to erratic price movements.

Concentration Risk. Since the Fund concentrates its investments in Virginia municipal securities, an investment in the Fund may be adversely affected by factors that impact the Virginia economy or its political, geographic and demographic conditions. Virginia has been affected by the national recession, causing its employment and personal income levels to decline. The Commonwealth has been forced to make appropriation cuts, staff reductions and tax increases to preserve budgetary balance.

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or in securities issued by entities having similar characteristics, the value of the Fund’s shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.

Tax Risk. There is a risk that substantial changes in federal or state income tax laws could cause municipal bond prices to decline. In addition, certain Virginia constitutional amendments, legislative measures, executive orders, administrative regulations and vote initiatives could result in adverse consequences affecting Virginia tax-exempt securities.

May Lose Money	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or in securities issued by entities having similar characteristics, the value of the Fund's shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Tax Exempt Virginia Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Jamestown Tax Exempt Virginia Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-866-738-1126
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fund’s 2011 year-to-date return through June 30, 2011 is 2.95%.

During the periods shown in the bar chart, the highest return for a quarter was 4.15% during the quarter ended September 30, 2002 and the lowest return for a quarter was -2.31% during the quarter ended December 31, 2010.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's 2011 year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	2.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.31%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Jamestown Tax-Exempt Virginia Fund | Jamestown Tax-Exempt Virginia Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JTEVX
Shareholder Fees (fees paid directly from your investment):	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[9]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	79
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	246
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	428
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	954
2001	rr_AnnualReturn2001	4.44%
2002	rr_AnnualReturn2002	8.33%
2003	rr_AnnualReturn2003	3.32%
2004	rr_AnnualReturn2004	2.14%
2005	rr_AnnualReturn2005	1.06%
2006	rr_AnnualReturn2006	2.93%
2007	rr_AnnualReturn2007	3.88%
2008	rr_AnnualReturn2008	3.65%
2009	rr_AnnualReturn2009	5.54%
2010	rr_AnnualReturn2010	2.30%
One Year	rr_AverageAnnualReturnYear01	2.30%
Five Years	rr_AverageAnnualReturnYear05	3.65%
Ten Years	rr_AverageAnnualReturnYear10	3.74%
Jamestown Tax-Exempt Virginia Fund | Jamestown Tax-Exempt Virginia Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.26%
Five Years	rr_AverageAnnualReturnYear05	3.64%
Ten Years	rr_AverageAnnualReturnYear10	3.73%
Jamestown Tax-Exempt Virginia Fund | Jamestown Tax-Exempt Virginia Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.55%
Five Years	rr_AverageAnnualReturnYear05	3.60%
Ten Years	rr_AverageAnnualReturnYear10	3.72%
Jamestown Tax-Exempt Virginia Fund | Barclays Capital 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.40%
Five Years	rr_AverageAnnualReturnYear05	5.00%
Ten Years	rr_AverageAnnualReturnYear10	4.81%

[1]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	Based on estimated amounts for the current fiscal year.
[3]	Based on estimated amounts for the current fiscal year.
[4]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[5]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[6]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[7]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[8]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[9]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."